Deferred income taxes	12 Months Ended
Dec. 31, 2024
Deferred income taxes
Deferred income taxes

20. Deferred income taxes

Significant components of the Group’s deferred tax balances are as follows:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Total gross deferred tax assets	859,816	685,797	609,230	1,002,397
Total gross deferred tax liabilities	(1,121,103)	(756,274)	(495,264)	(531,529)

Offsetting amounts	(635,325)	(396,606)	(329,766)	(388,337)

Net deferred tax assets	224,491	289,191	279,464	614,060
Net deferred tax liabilities	(485,778)	(359,668)	(165,498)	(143,192)

The movement on the gross deferred tax assets is as follows:

	Asset
	impairment		Tax losses	Accrued
	and allowances	Lease	carry	expenses and
	for credit losses	Liabilities	forwards	others	Total
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022	140,561	255,197	350,294	113,764	859,816
Credited (charged) to consolidated income statements	(26,339)	26,606	(253,342)	58,831	(194,244)
Currency translation differences	—	—	8,630	11,595	20,225
As of December 31, 2022	114,222	281,803	105,582	184,190	685,797
Credited (charged) to consolidated income statements	82,741	(88,418)	(18,650)	(76,594)	(100,921)
Currency translation differences	946	—	11,832	11,576	24,354
As of December 31, 2023	197,909	193,385	98,764	119,172	609,230
Credited to consolidated income statements	275,339	18,015	86,227	24,566	404,147
Currency translation differences	(2,673)	—	(5,825)	(2,482)	(10,980)
As of December 31, 2024	470,575	211,400	179,166	141,256	1,002,397

The Group only recognizes deferred tax assets if it is probable that future taxable income will be available to utilize. Management will continue to assess the recognition of deferred tax assets in future reporting periods. As of December 31, 2024, the amount of temporary differences for which the Group has not recognized deferred tax assets is RMB77,570 million (2023: RMB84,117 million, 2022: RMB86,958 million, 2021: RMB60,191 million), of which the cumulative losses available for utilization amount to RMB54,407 million (2023: RMB61,929 million, 2022: RMB64,303 million, 2021: RMB39,811 million). The cumulative tax losses as of December 31, 2024 amounting to RMB51,011 million ( 2023: RMB53,697 million, 2022: RMB55,695 million, 2021: RMB34,586 million) in mainland China will expire from one to ten years, and the cumulative tax losses amounting to RMB4,173 million (2023: RMB8,742 million, 2022: RMB9,130 million, 2021: RMB6,648 million) in overseas countries generally can be carried forward indefinitely.

20. Deferred income taxes (Continued)

The movement on the gross deferred tax liabilities is as follows:

	Intangible assets
	arising from business	Right-of-	Contract assets
	combinations	use assets	and others	Total
	RMB	RMB	RMB	RMB
As of January 1, 2022	(659,926)	(258,690)	(202,487)	(1,121,103)
(Credited) charged to consolidated income statements	396,895	(29,696)	(6,779)	360,420
Currency translation differences	—	—	4,409	4,409
As of December 31, 2022	(263,031)	(288,386)	(204,857)	(756,274)
(Credited) charged to consolidated income statements	237,431	90,219	(81,096)	246,554
Currency translation differences	—	—	14,456	14,456
As of December 31, 2023	(25,600)	(198,167)	(271,497)	(495,264)
(Credited) charged to consolidated income statements	22,600	(12,668)	(74,493)	(64,561)
Currency translation differences	—	—	28,296	28,296
As of December 31, 2024	(3,000)	(210,835)	(317,694)	(531,529)

As the taxable temporary differences (including undistributed profits) associated with the Group’s subsidiaries in the Mainland China were trivial as of the end of each reporting period, no relevant deferred tax liabilities were recognized.